Loans and allowance for credit losses	9 Months Ended
Jul. 31, 2026
Text Block [Abstract]
Loans and allowance for credit losses
Note 5	Loans and allowance for credit losses
Allowance for credit losses

	For the three months ended
	July 31, 2026					July 31, 2025
(Millions of Canadian dollars )	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$904	$25	$(11)	$(18)	$900	$730	$46	$1	$(10)	$767
Personal	1,607	248	(208)	(4)	1,643	1,633	184	(197)	3	1,623
Credit cards	1,351	254	(239)	2	1,368	1,320	217	(214)	–	1,323
Small business	329	48	(29)	(11)	337	343	34	(25)	(7)	345
Wholesale	3,613	425	(503)	(17)	3,518	3,455	404	(187)	(88)	3,584
	$7,804	$1,000	$(990)	$(48)	$7,766	$7,481	$885	$(622)	$(102)	$7,642
Presented as:
Allowance for loan losses	$7,521				$7,429	$7,125				$7,272
Other liabilities – Provisions	282				336	353				367
Other components of equity	1				1	3				3

	For the nine months ended
	July 31, 2026					July 31, 2025
(Millions of Canadian dollars)	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period	Balance at beginning of period	Provision for credit losses	Net write-offs	Exchange rate and other	Balance at end of period
Retail
Residential mortgages	$794	$184	$(17)	$(61)	$900	$572	$240	$(3)	$(42)	$767
Personal	1,639	639	(616)	(19)	1,643	1,482	719	(564)	(14)	1,623
Credit cards	1,356	737	(725)	–	1,368	1,233	697	(606)	(1)	1,323
Small business	351	90	(81)	(23)	337	272	168	(77)	(18)	345
Wholesale	3,319	1,363	(916)	(248)	3,518	2,793	1,534	(536)	(207)	3,584
	$7,459	$3,013	$(2,355)	$(351)	$7,766	$6,352	$3,358	$(1,786)	$(282)	$7,642
Presented as:
Allowance for loan losses	$7,093				$7,429	$6,037				$7,272
Other liabilities – Provisions	365				336	311				367
Other components of equity	1				1	4				3
The following table reconciles the opening and closing allowance for each major product of loans and commitments as determined by our modelled, scenario-weighted allowance and the application of expert credit judgment as applicable. Reconciling items include the following:
•	Model changes, as applicable, which generally comprise the impact of significant changes to the quantitative models used to estimate expected credit losses and any staging impacts that may arise.
•	Transfers between stages, which are presumed to occur before any corresponding remeasurements of the allowance.
•	Originations, which reflect the allowance related to assets newly recognized during the period, including those assets that were derecognized following a modification of terms.
•
Maturities, which reflect the allowance related to assets derecognized during the period without a credit loss being incurred, including those assets that were derecognized following a modification of terms.

•
Changes in risk, parameters and exposures, which comprise the impact of changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions; partial repayments and additional draws on existing facilities; changes in the measurement following a transfer between stages; and unwinding of the time value di sc
ount due to the passage of time in Stage 1 and Stage 2.

Allowance for credit losses – Retail and wholesale loans

	For the three months ended
	July 31, 2026				July 31, 2025
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$215	$308	$381	$904	$259	$209	$262	$730
Provision for credit losses
Model changes	–	–	–	–	–	–	–	–
Transfers to stage 1	112	(110)	(2)	–	57	(53)	(4)	–
Transfers to stage 2	(9)	9	–	–	(15)	15	–	–
Transfers to stage 3	–	(18)	18	–	(2)	(12)	14	–
Originations	17	–	–	17	27	–	–	27
Maturities	(6)	(17)	–	(23)	(7)	(6)	–	(13)
Changes in risk, parameters and exposures	(94)	110	15	31	(50)	66	16	32
Write-offs	–	–	(14)	(14)	–	–	(3)	(3)
Recoveries	–	–	3	3	–	–	4	4
Exchange rate and other	–	2	(20)	(18)	(1)	2	(11)	(10)
Balance at end of period	$235	$284	$381	$900	$268	$221	$278	$767

Personal
Balance at beginning of period	$340	$1,036	$231	$1,607	$304	$1,110	$219	$1,633
Provision for credit losses
Model changes	–	–	–	–	–	–	–	–
Transfers to stage 1	194	(193)	(1)	–	155	(155)	–	–
Transfers to stage 2	(24)	24	–	–	(22)	22	–	–
Transfers to stage 3	(2)	(38)	40	–	(1)	(42)	43	–
Originations	74	–	–	74	26	–	–	26
Maturities	(10)	(66)	–	(76)	(13)	(62)	–	(75)
Changes in risk, parameters and exposures	(212)	286	176	250	(157)	238	152	233
Write-offs	–	–	(255)	(255)	–	–	(237)	(237)
Recoveries	–	–	47	47	–	–	40	40
Exchange rate and other	(1)	2	(5)	(4)	1	(1)	3	3
Balance at end of period	$359	$1,051	$233	$1,643	$293	$1,110	$220	$1,623

Credit cards
Balance at beginning of period	$269	$1,082	$–	$1,351	$202	$1,118	$–	$1,320
Provision for credit losses
Transfers to stage 1	164	(164)	–	–	169	(169)	–	–
Transfers to stage 2	(30)	30	–	–	(27)	27	–	–
Transfers to stage 3	(1)	(158)	159	–	(1)	(159)	160	–
Originations	4	–	–	4	7	–	–	7
Maturities	(1)	(12)	–	(13)	(2)	(13)	–	(15)
Changes in risk, parameters and exposures	(123)	306	80	263	(135)	306	54	225
Write-offs	–	–	(273)	(273)	–	–	(262)	(262)
Recoveries	–	–	34	34	–	–	48	48
Exchange rate and other	1	1	–	2	–	–	–	–
Balance at end of period	$283	$1,085	$–	$1,368	$213	$1,110	$–	$1,323

Small business
Balance at beginning of period	$97	$116	$116	$329	$98	$114	$131	$343
Provision for credit losses
Transfers to stage 1	18	(18)	–	–	14	(14)	–	–
Transfers to stage 2	(6)	6	–	–	(6)	6	–	–
Transfers to stage 3	–	(5)	5	–	–	(4)	4	–
Originations	11	–	–	11	12	–	–	12
Maturities	(3)	(6)	–	(9)	(6)	(7)	–	(13)
Changes in risk, parameters and exposures	(18)	25	39	46	(16)	16	35	35
Write-offs	–	–	(35)	(35)	–	–	(31)	(31)
Recoveries	–	–	6	6	–	–	6	6
Exchange rate and other	–	(1)	(10)	(11)	–	2	(9)	(7)
Balance at end of period	$99	$117	$121	$337	$96	$113	$136	$345

Wholesale
Balance at beginning of period	$860	$1,164	$1,589	$3,613	$946	$1,104	$1,405	$3,455
Provision for credit losses
Transfers to stage 1	88	(87)	(1)	–	107	(107)	–	–
Transfers to stage 2	(24)	26	(2)	–	(33)	34	(1)	–
Transfers to stage 3	(1)	(69)	70	–	(3)	(35)	38	–
Originations	150	–	–	150	168	–	–	168
Maturities	(107)	(159)	–	(266)	(133)	(121)	–	(254)
Changes in risk, parameters and exposures	(270)	428	383	541	(169)	258	402	491
Write-offs	–	–	(529)	(529)	–	–	(210)	(210)
Recoveries	–	–	26	26	–	–	23	23
Exchange rate and other	12	18	(47)	(17)	1	3	(93)	(89)
Balance at end of period	$708	$1,321	$1,489	$3,518	$884	$1,136	$1,564	$3,584

	For the nine months ended
	July 31, 2026				July 31, 2025
	Performing		Impaired		Performing		Impaired
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Residential mortgages
Balance at beginning of period	$276	$204	$314	$794	$215	$126	$231	$572
Provision for credit losses
Model changes	(88)	131	–	43	–	–	–	–
Transfers to stage 1	266	(259)	(7)	–	116	(112)	(4)	–
Transfers to stage 2	(31)	32	(1)	–	(33)	39	(6)	–
Transfers to stage 3	(4)	(52)	56	–	(4)	(36)	40	–
Originations	58	–	–	58	74	–	–	74
Maturities	(21)	(44)	–	(65)	(17)	(20)	–	(37)
Changes in risk, parameters and exposures	(221)	272	97	148	(83)	224	62	203
Write-offs	–	–	(26)	(26)	–	–	(12)	(12)
Recoveries	–	–	9	9	–	–	9	9
Exchange rate and other	–	–	(61)	(61)	–	–	(42)	(42)
Balance at end of period	$235	$284	$381	$900	$268	$221	$278	$767

Personal
Balance at beginning of period	$291	$1,115	$233	$1,639	$305	$966	$211	$1,482
Provision for credit losses
Model changes	84	(138)	–	(54)	–	–	–	–
Transfers to stage 1	502	(501)	(1)	–	440	(439)	(1)	–
Transfers to stage 2	(67)	67	–	–	(75)	78	(3)	–
Transfers to stage 3	(4)	(114)	118	–	(3)	(121)	124	–
Originations	153	–	–	153	79	–	–	79
Maturities	(30)	(188)	(1)	(219)	(39)	(168)	–	(207)
Changes in risk, parameters and exposures	(569)	810	518	759	(415)	796	466	847
Write-offs	–	–	(748)	(748)	–	–	(675)	(675)
Recoveries	–	–	132	132	–	–	111	111
Exchange rate and other	(1)	–	(18)	(19)	1	(2)	(13)	(14)
Balance at end of period	$359	$1,051	$233	$1,643	$293	$1,110	$220	$1,623

Credit cards
Balance at beginning of period	$217	$1,139	$–	$1,356	$207	$1,026	$–	$1,233
Provision for credit losses
Transfers to stage 1	476	(476)	–	–	503	(503)	–	–
Transfers to stage 2	(83)	83	–	–	(83)	83	–	–
Transfers to stage 3	(2)	(470)	472	–	(2)	(442)	444	–
Originations	10	–	–	10	12	–	–	12
Maturities	(3)	(38)	–	(41)	(4)	(40)	–	(44)
Changes in risk, parameters and exposures	(332)	847	253	768	(418)	986	161	729
Write-offs	–	–	(857)	(857)	–	–	(742)	(742)
Recoveries	–	–	132	132	–	–	136	136
Exchange rate and other	–	–	–	–	(2)	–	1	(1)
Balance at end of period	$283	$1,085	$–	$1,368	$213	$1,110	$–	$1,323

Small business
Balance at beginning of period	$95	$117	$139	$351	$80	$86	$106	$272
Provision for credit losses
Transfers to stage 1	53	(53)	–	–	37	(37)	–	–
Transfers to stage 2	(19)	19	–	–	(17)	17	–	–
Transfers to stage 3	(1)	(16)	17	–	(1)	(10)	11	–
Originations	33	–	–	33	32	–	–	32
Maturities	(16)	(36)	–	(52)	(16)	(18)	–	(34)
Changes in risk, parameters and exposures	(48)	85	72	109	(22)	73	119	170
Write-offs	–	–	(100)	(100)	–	–	(91)	(91)
Recoveries	–	–	19	19	–	–	14	14
Exchange rate and other	2	1	(26)	(23)	3	2	(23)	(18)
Balance at end of period	$99	$117	$121	$337	$96	$113	$136	$345

Wholesale
Balance at beginning of period	$896	$1,123	$1,300	$3,319	$787	$1,038	$968	$2,793
Provision for credit losses
Transfers to stage 1	208	(207)	(1)	–	206	(205)	(1)	–
Transfers to stage 2	(77)	79	(2)	–	(97)	107	(10)	–
Transfers to stage 3	(7)	(194)	201	–	(9)	(241)	250	–
Originations	448	–	–	448	592	–	–	592
Maturities	(332)	(449)	–	(781)	(436)	(318)	–	(754)
Changes in risk, parameters and e xp osures	(427)	968	1,155	1,696	(158)	757	1,098	1,697
Write-offs	–	–	(989)	(989)	–	–	(590)	(590)
Recoveries	–	–	73	73	–	–	54	54
Exchange rate and other	(1)	1	(248)	(248)	(1)	(2)	(205)	(208)
Balance at end of period	$708	$1,321	$1,489	$3,518	$884	$1,136	$1,564	$3,584

Key inputs and assumptions
The following provides an update on the key inputs and assumptions used in the measurement of ex
pected credit losses. For further details, refer to Note 2 and Note 5 of our audited 2025 Annual Consolidated Financial Statements.
Our base scenario reflects an evolving U.S. trade policy and the impact of higher energy prices resulting from the conflict in the Middle East. Economic growth is expected to be positive in both Canada and the U.S. Unemployment rates through to the end of calendar 2027 are expected to gradually decline in Canada and remain unchanged in the U.S. Central bank policy rates are expected to remain unchanged through calendar 2026, followed by rate increases in calendar Q1 2027 in Canada and to remain unchanged through calendar 2027 in the U.S.
Our downside scenarios include two additional and more severe downside scenarios designed for trade disruptions and the real estate sector. Our downside scenarios reflect the possibility of moderate and escalating macroeconomic shocks beginning in calendar Q4 2026 relative to our base scenario. In these scenarios, conditions are expected to deteriorate from calendar Q3 2026 levels for up to 18 months, followed by a recovery for the remainder of the period. These scenarios assume monetary policy responses that return the economy to a long-run, sustainable growth rate within the forecast period.
Our upside scenario reflects slightly stronger economic growth than the base scenario, without prompting a further offsetting monetary policy response as compared to our base scenario, followed by a return to a long-run sustainable growth rate within the forecast period.
The following provides additional detail about our calendar quarter forecasts for certain key macroeconomic variables used in the models to estimate the allowance for credit losses:

•
Unemployment rates
–
In our base forecast, we expect the Canadian unemployment rate to hold at
 6.5%
in calendar Q3 2026 then decline over the short term, before returning to its long run equilibrium towards the latter end of the horizon. The U.S. unemployment rate is expected to hold at

4.3
%
in calendar Q3 2026, then increase to its long run equilibrium level by calendar Q2 2028.

•
Gross Domestic Product (GDP)
– In our base forecast, we expect both Canadian and U.S. GDP to continuously grow in calendar Q
3
2026 and thereafter. GDP in calendar Q4 2026 is expected to be
1.3%
and 2.2%
above Q4 2025 levels in Canada and the
U.S., respectively.

•
Canadian housing price index
– In our base forecast, we expect housing prices to increase by 0.9% over the next 12 months from calendar Q3 2026, with a compound annual growth rate of 4.7% for the following 2 to 5 years. The range of annual housing price growth (contraction) in our alternative real estate downside and upside scenarios is (27.1)% to 10.9% over the next 12 months and 4.2% to 9.6% for the following 2 to 5 years. As at October 31, 2025, our base forecast included housing price growth of 0.3% from calendar Q4 2025 for the next 12 months and housing price growth of 3.4% for the following 2 to 5 years.

Credit risk exposure by
int
ernal risk rating
The following table presents the gross carrying amount of loans measured at amortized cost,
and
the full contractual amount of undrawn loan commitments subject to the impairment requirements of IFRS 9
Financial Instruments
. Risk ratings are based on internal ratings used in the measurement of expected credit losses as at the reporting date, as outlined in the internal ratings maps for Wholesale and Retail facilities in the Credit risk section of our 2025 Annual Report.

	As at
	July 31, 2026				October 31, 2025
(Millions of Canadian dollars)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Retail (2)
Loans outstanding – Residential mortgages
Low risk	$415,012	$963	$–	$415,975	$386,060	$16,495	$–	$402,555
Medium risk	19,585	5,193	–	24,778	20,622	2,571	–	23,193
High risk	3,096	8,691	–	11,787	2,131	6,532	–	8,663
Not rated (3)	56,543	1,764	–	58,307	54,253	1,940	–	56,193
Impaired	–	–	2,188	2,188	–	–	1,681	1,681
	494,236	16,611	2,188	513,035	463,066	27,538	1,681	492,285
Items not subject to impairment (4)				1,382				1,128
Total				$514,417				$493,413

Loans outstanding – Personal
Low risk	$71,701	$1,880	$–	$73,581	$87,536	$2,712	$–	$90,248
Medium risk	3,971	1,546	–	5,517	4,035	3,768	–	7,803
High risk	648	3,202	–	3,850	601	2,583	–	3,184
Not rated (3)	34,273	4,274	–	38,547	12,493	1,180	–	13,673
Impaired	–	–	444	444	–	–	437	437
Total	$110,593	$10,902	$444	$121,939	$104,665	$10,243	$437	$115,345

Loans outstanding – Credit cards
Low risk	$18,375	$652	$–	$19,027	$18,279	$161	$–	$18,440
Medium risk	1,434	1,509	–	2,943	2,123	2,291	–	4,414
High risk	54	2,162	–	2,216	70	2,423	–	2,493
Not rated (3)	3,112	1,021	–	4,133	1,133	309	–	1,442
Total	$22,975	$5,344	$–	$28,319	$21,605	$5,184	$–	$26,789

Loans outstanding – Small business
Low risk	$11,337	$539	$–	$11,876	$10,628	$595	$–	$11,223
Medium risk	2,401	732	–	3,133	2,550	924	–	3,474
High risk	251	1,368	–	1,619	259	1,422	–	1,681
Not rated (3)	7	–	–	7	8	–	–	8
Impaired	–	–	510	510	–	–	411	411
Total	$13,996	$2,639	$510	$17,145	$13,445	$2,941	$411	$16,797

Undrawn loan commitments – Retail
Low risk	$305,554	$430	$–	$305,984	$293,300	$3,700	$–	$297,000
Medium risk	14,175	218	–	14,393	12,451	427	–	12,878
High risk	1,094	1,709	–	2,803	805	758	–	1,563
Not rated (3)	16,172	522	–	16,694	13,964	274	–	14,238
Total	$336,995	$2,879	$–	$339,874	$320,520	$5,159	$–	$325,679

Wholesale – Loans outstanding
Investment grade	$154,411	$1,776	$–	$156,187	$130,322	$2,117	$–	$132,439
Non-investment grade	210,044	30,188	–	240,232	207,239	26,399	–	233,638
Not rated (3)	17,909	466	–	18,375	14,714	503	–	15,217
Impaired	–	–	7,001	7,001	–	–	6,153	6,153
	382,364	32,430	7,001	421,795	352,275	29,019	6,153	387,447
Items not subject to impairment (4)				12,544				9,724
Total				$434,339				$397,171

Undrawn loan commitments – Wholesale
Investment grade	$410,317	$1,580	$–	$411,897	$393,167	$1,593	$–	$394,760
Non-investment grade	180,908	21,125	–	202,033	182,223	16,158	–	198,381
Not rated (3)	2,199	39	–	2,238	1,407	21	–	1,428
Total	$593,424	$22,744	$–	$616,168	$576,797	$17,772	$–	$594,569

(1)	Includes $236 million of purchased or originated credit-impaired loans (October 31, 2025 – $195 million).
(2)
During the second and third quarters of 2026, we applied changes to our Retail risk rating models. These changes were applied prospectively and are reflected in the July 31, 2026 credit risk exposures. Certain Personal and Credit cards portfolios no longer use internal risk ratings in the measurement of expected credit losses and therefore were presented in Not rated.

(3)	In certain cases where an internal risk rating is not assigned, we use other approved credit risk assessment or rating methodologies, policies and tools to manage our credit risk.
(4)	Items not subject to impairment are loans held at FVTPL.

Loans past due but not impaired
(1), (2)

	As at
	July 31, 2026			October 31, 2025
(Millions of Canadian dollars)	30 to 89 days	90 days and greater	Total	30 to 89 days	90 days and greater	Total
Retail	$2,558	$332	$2,890	$2,634	$323	$2,957
Wholesale	1,063	51	1,114	1,143	7	1,150
	$3,621	$383	$4,004	$3,777	$330	$4,107

(1)	Excludes loans less than 30 days past due as they are not generally representative of the borrowers’ ability to meet their payment obligations.
(2)
Amounts presented may include loans past due as a result of administrative processes, such as mortgage loans on which payments are restrained pending payout due to sale or refinancing. Past due loans arising from administrative processes are not representative of the borrowers’ ability to meet their payment obligations.